Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 974,401		¥ 973,626
Less: Accumulated depreciation		(187,731)		(159,843)
Property and equipment, net		786,670	$ 110,800	813,783
Building
Property Plant And Equipment [Line Items]
Total cost	[1]	865,447		865,447
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		71,526		69,706
Electronic And Office Equipment
Property Plant And Equipment [Line Items]
Total cost		¥ 37,428		¥ 38,473

[1]	In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) and the cost of Building D was RMB385,176. To purchase these buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 12).